Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of summary of significant accounting policies [abstract]
Interest rates	1.00%
Discount rate	6.00%
Stock options vesting period	7 years